Partnership Distributions	12 Months Ended
Dec. 31, 2013
Distributions Made to Members or Limited Partners [Abstract]
Partnership Distributions
3.  PARTNERSHIP DISTRIBUTIONS

WGP partnership distributions. WGP’s partnership agreement requires WGP to distribute all of its available cash (as defined in its partnership agreement) to WGP unitholders of record on the applicable record date within 55 days of the end of each quarter.
The board of directors of WGP GP declared the following cash distributions to WGP unitholders for the periods presented:

thousands except per-unit amounts Quarters Ended	Total Quarterly Distribution per Unit	Total Quarterly Cash Distribution	Date of Distribution
2012
December 31 (pro-rated from IPO date)	$0.03587	$7,852	February 2013
2013
March 31	$0.17875	$39,128	May 2013
June 30	$0.19750	$43,232	August 2013
September 30	$0.21375	$46,789	November 2013
December 31 (1)	$0.23125	$50,620	February 2014

(1)
On January 20, 2014, the board of directors of WGP GP declared a cash distribution to WGP unitholders of $0.23125 per unit, or $50.6 million in aggregate. The cash distribution was paid on February 21, 2014, to WGP unitholders of record at the close of business on January 31, 2014.

WES partnership distributions. WES’s partnership agreement requires WES to distribute all of its available cash (as defined in WES’s partnership agreement) to WES unitholders of record on the applicable record date within 45 days of the end of each quarter. The board of directors of WES GP declared the following cash distributions to WES unitholders for the periods presented:

thousands except per-unit amounts Quarters Ended	Total Quarterly Distribution per Unit	Total Quarterly Cash Distribution	Date of Distribution
2011
March 31	$0.390	$33,168	May 2011
June 30	$0.405	$36,063	August 2011
September 30	$0.420	$40,323	November 2011
December 31	$0.440	$43,027	February 2012
2012
March 31	$0.460	$46,053	May 2012
June 30	$0.480	$52,425	August 2012
September 30	$0.500	$56,346	November 2012
December 31	$0.520	$65,657	February 2013
2013
March 31	$0.540	$70,143	May 2013
June 30	$0.560	$79,315	August 2013
September 30	$0.580	$83,986	November 2013
December 31 (1)	$0.600	$92,609	February 2014

(1)
On January 20, 2014, the board of directors of WES GP declared a cash distribution to WES unitholders of $0.60 per unit, or $92.6 million in aggregate, including incentive distributions. The cash distribution was paid on February 12, 2014, to WES unitholders of record at the close of business on January 31, 2014.

3.  PARTNERSHIP DISTRIBUTIONS (CONTINUED)

WES’s available cash. The amount of available cash (as defined in WES’s partnership agreement) generally is all cash on hand at the end of the quarter, plus, at the discretion of WES GP, working capital borrowings made subsequent to the end of such quarter, less the amount of cash reserves established by WES GP to provide for the proper conduct of WES’s business, including reserves to fund future capital expenditures; to comply with applicable laws, debt instruments or other agreements (such as the Chipeta LLC agreement); or to provide funds for distributions to WES unitholders and to WES GP for any one or more of the next four quarters. Working capital borrowings generally include borrowings made under a credit facility or similar financing arrangement. It is intended that working capital borrowings be repaid within 12 months. In all cases, working capital borrowings are used solely for working capital purposes or to fund distributions to partners.

General partner interest and incentive distribution rights of WES. WES GP is currently entitled to 2.0% of all quarterly distributions by WES. WES GP is entitled to incentive distributions if the amount distributed by WES with respect to any quarter exceeds specified target levels shown below:

	Total Quarterly Distribution Target Amount	Marginal Percentage Interest in Distributions
		Unitholders	General Partner
Minimum quarterly distribution	$0.300	98.0%	2.0%
First target distribution	up to $0.345	98.0%	2.0%
Second target distribution	above $0.345 up to $0.375	85.0%	15.0%
Third target distribution	above $0.375 up to $0.450	75.0%	25.0%
Thereafter	above $0.450	50.0%	50.0%

The table above assumes that WES GP maintains its 2.0% general partner interest in WES that WES GP continues to own the IDRs. The maximum distribution sharing percentage of 50.0% includes distributions paid to WES GP on its 2.0% general partner interest and does not include any distributions that it may receive on WES common units that it owns or may acquire.